Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment

December 31, 2018	AEP		AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Regulated Property, Plant and Equipment
Generation	$20,989.1	(a)	$—	$—	$6,509.6	$4,887.2	$—	$1,577.0	$4,672.6	(a)
Transmission	21,500.5		3,683.6	6,515.8	3,317.7	1,576.8	2,544.3	892.3	1,866.9
Distribution	21,192.8		4,043.2	—	3,989.4	2,249.7	4,942.3	2,572.8	2,178.6
Other	3,770.8		724.6	172.6	457.4	543.1	563.7	298.1	485.2
CWIP	4,352.6	(a)	836.0	1,578.3	490.2	465.3	432.1	94.0	194.7	(a)
Less: Accumulated Depreciation	17,743.1		1,431.2	271.9	4,118.9	3,139.4	2,217.7	1,472.1	2,633.5
Total Regulated Property, Plant and Equipment - Net	54,062.7		7,856.2	7,994.8	10,645.4	6,582.7	6,264.7	3,962.1	6,764.5
Nonregulated Property, Plant and Equipment - Net	1,036.4		135.6	1.4	22.9	28.5	10.2	4.6	107.3
Total Property, Plant and Equipment - Net	$55,099.1		$7,991.8	$7,996.2	$10,668.3	$6,611.2	$6,274.9	$3,966.7	$6,871.8

December 31, 2017	AEP		AEP Texas	AEPTCo (b)	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Regulated Property, Plant and Equipment
Generation	$20,406.5	(a)	$—	$—	$6,446.9	$4,445.9	$—	$1,577.2	$4,624.9	(a)
Transmission	18,942.3		3,053.6	5,319.7	3,019.9	1,504.0	2,419.2	858.8	1,679.8
Distribution	19,865.9		3,718.6	—	3,763.8	2,069.3	4,626.4	2,445.1	2,095.8
Other	3,224.8		457.6	125.4	399.5	552.3	485.5	282.0	416.8
CWIP	3,972.6	(a)	834.4	1,324.0	483.0	460.2	410.1	111.3	220.7	(a)
Less: Accumulated Depreciation	16,906.7		1,399.4	152.6	3,891.1	3,011.7	2,183.9	1,393.6	2,520.5
Total Regulated Property, Plant and Equipment - Net	49,505.4		6,664.8	6,616.5	10,222.0	6,020.0	5,757.3	3,880.8	6,517.5
Nonregulated Property, Plant and Equipment - Net	756.1		160.3	1.4	23.1	30.4	9.5	5.4	114.5
Total Property, Plant and Equipment - Net	$50,261.5		$6,825.1	$6,617.9	$10,245.1	$6,050.4	$5,766.8	$3,886.2	$6,632.0

(a)	AEP and SWEPCo’s regulated generation and regulated CWIP include amounts related to SWEPCo’s Arkansas jurisdictional share of the Turk Plant.

(b)
The amounts presented reflect the revisions made to AEPTCo’s previously issued financial statements. See the “Revisions to Previously Issued Financial Statements” section of Note 1 for additional information.

Depreciation, Depletion and Amortization - Regulated

AEP
	2018						2017						2016
Functional Class of Property	Annual Composite Depreciation Rate Ranges			Depreciable Life Ranges			Annual Composite Depreciation Rate Ranges			Depreciable Life Ranges			Annual Composite Depreciation Rate Ranges			Depreciable Life Ranges
				(in years)						(in years)						(in years)
Generation	2.4%	-	4.0%	20	-	132	2.3%	-	3.7%	20	-	132	2.1%	-	4.0%	35	-	132
Transmission	1.6%	-	2.7%	15	-	81	1.6%	-	2.7%	15	-	100	1.5%	-	2.7%	15	-	100
Distribution	2.7%	-	3.6%	7	-	78	2.7%	-	3.7%	5	-	156	2.6%	-	3.7%	7	-	156
Other	2.3%	-	9.8%	5	-	75	2.3%	-	9.2%	5	-	84	3.1%	-	8.6%	5	-	84

AEP Texas
	2018				2017				2016
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Transmission	1.7%	45	-	81	1.7%	45	-	81	1.8%	45	-	81
Distribution	3.6%	7	-	70	3.6%	7	-	70	3.3%	7	-	70
Other	6.0%	5	-	50	8.7%	5	-	50	8.3%	5	-	50

AEPTCo
	2018				2017				2016
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Transmission	1.9%	20	-	75	1.7%	20	-	100	1.6%	20	-	100

APCo
	2018				2017				2016
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Generation	3.1%	35	-	112	3.1%	35	-	112	3.1%	35	-	121
Transmission	1.6%	15	-	68	1.6%	15	-	68	1.5%	15	-	68
Distribution	3.6%	10	-	57	3.7%	10	-	57	3.7%	10	-	57
Other	7.4%	5	-	55	6.5%	5	-	55	6.0%	5	-	55

I&M
	2018				2017				2016
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Generation	3.4%	20	-	132	2.4%	20	-	132	2.4%	59	-	132
Transmission	1.8%	50	-	73	1.7%	50	-	75	1.7%	50	-	75
Distribution	3.1%	9	-	75	2.7%	10	-	70	2.8%	10	-	70
Other	8.9%	5	-	50	8.4%	5	-	45	8.6%	5	-	45

OPCo
	2018				2017				2016
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Transmission	2.3%	39	-	60	2.3%	39	-	60	2.3%	39	-	60
Distribution	3.0%	14	-	65	2.8%	5	-	57	2.8%	7	-	57
Other	6.3%	5	-	50	6.2%	5	-	50	5.9%	5	-	50

PSO
	2018				2017				2016
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Generation	2.9%	35	-	75	2.4%	35	-	85	2.4%	35	-	85
Transmission	2.3%	45	-	75	2.2%	45	-	100	2.2%	45	-	100
Distribution	2.9%	15	-	78	2.7%	27	-	156	2.7%	27	-	156
Other	6.3%	5	-	64	7.4%	5	-	84	6.4%	5	-	84

SWEPCo
	2018				2017				2016
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Generation	2.4%	40	-	70	2.3%	40	-	70	2.1%	40	-	70
Transmission	2.2%	50	-	73	2.3%	50	-	73	2.2%	50	-	70
Distribution	2.7%	25	-	70	2.7%	25	-	70	2.6%	25	-	65
Other	8.0%	5	-	55	7.2%	5	-	55	6.8%	5	-	51

Depreciation, Depletion and Amortization - Unregulated

	2018							2017							2016
Functional Class of Property	Annual Composite Depreciation Rate Ranges			Depreciable Life Ranges				Annual Composite Depreciation Rate Ranges			Depreciable Life Ranges				Annual Composite Depreciation Rate Ranges			Depreciable Life Ranges
				(in years)							(in years)							(in years)
Generation	3.4%	-	22.3%	15	-	59		2.4%	-	5.1%	15	-	66		2.8%	-	17.2%	40	-	66
Transmission	2.4%			40				0.2%			40				2.3%			43	-	55
Distribution	2.3%			40				2.3%			40				1.3%			40	-	50
Other	16.3%			5	-	50	(a)	12.1%			5	-	50	(a)	9.1%			5	-	50	(a)

(a)	SWEPCo’s nonregulated property, plant and equipment is depreciated using the straight-line method over a range of 3 to 20 years.

Asset Retirement Obligation (ARO)

Company	ARO as of December 31, 2017	Accretion Expense	Liabilities Incurred	Liabilities Settled	Revisions in Cash Flow Estimates (a)		ARO as of December 31, 2018
	(in millions)
AEP (b)(c)(d)(e)	$2,005.7	$93.7	$0.8	$(87.0)	$342.3	(f)	$2,355.5
AEP Texas (b)(e)	26.7	1.2	—	(0.1)	0.1		27.9
APCo (b)(e)	125.0	6.6	—	(17.3)	1.8		116.1
I&M (b)(c)(e)	1,321.8	58.7	—	(0.2)	301.0	(f)	1,681.3
OPCo (e)	1.7	0.1	—	—	—		1.8
PSO (b)(e)	54.0	3.2	—	(0.4)	(9.9)		46.9
SWEPCo (b)(d)(e)	169.2	9.1	0.2	(11.7)	40.0		206.8

Company	ARO as of December 31, 2016	Accretion Expense	Liabilities Incurred	Liabilities Settled	Revisions in Cash Flow Estimates (a)	ARO as of December 31, 2017
	(in millions)
AEP (b)(c)(d)(e)	$1,934.9	$90.9	$2.4	$(104.5)	$82.0	$2,005.7
AEP Texas (b)(e)	25.5	1.2	—	(0.1)	0.1	26.7
APCo (b)(e)	127.1	7.0	—	(21.7)	12.6	125.0
I&M (b)(c)(e)	1,258.1	55.9	—	(0.1)	7.9	1,321.8
OPCo (e)	1.7	0.1	—	(0.1)	—	1.7
PSO (b)(e)	53.4	3.1	—	(0.5)	(2.0)	54.0
SWEPCo (b)(d)(e)	156.5	8.3	—	(0.3)	4.7	169.2

(a)	Primarily related to ash ponds, landfills and mine reclamation, generally due to changes in estimated closure area, volumes and/or unit costs.

(b)	Includes ARO related to ash disposal facilities.

(c)	Includes ARO related to nuclear decommissioning costs for the Cook Plant of $1.66 billion and $1.30 billion as of December 31, 2018 and 2017, respectively.

(d)	Includes ARO related to Sabine and DHLC.

(e)	Includes ARO related to asbestos removal.

(f)	Revision for Cook Plant related to a new third-party study, which impacted the ARO liability for changes of estimated cash flows and application of a new discount rate.

Allowance For Equity Funds Used During Construction

	Years Ended December 31,
Company	2018	2017		2016
	(in millions)
AEP	$132.5	$93.7		$113.2
AEP Texas	20.0	6.8		9.2
AEPTCo	70.6	49.0	(a)	52.3
APCo	13.2	9.2		11.7
I&M	11.9	11.1		15.3
OPCo	9.8	6.4		6.0
PSO	0.4	0.5		6.2
SWEPCo	6.0	2.4		11.0

(a)
The amount presented reflects the revisions made to AEPTCo’s previously issued financial statements. See the “Revisions to Previously Issued Financial Statements” section of Note 1 for additional information.

Allowance For Borrowed Funds Used During Construction

	Years Ended December 31,
Company	2018	2017	2016
	(in millions)
AEP	$73.6	$48.6	$51.7
AEP Texas	18.4	6.8	5.9
AEPTCo	26.1	20.2	15.6
APCo	8.4	5.3	6.3
I&M	7.4	6.7	7.2
OPCo	5.8	3.8	3.3
PSO	0.9	1.1	3.4
SWEPCo	4.8	2.1	6.9

Jointly-owned Electric Facilities

			Registrant’s Share as of December 31, 2018
	Fuel Type	Percent of Ownership	Utility Plant in Service	Construction Work in Progress	Accumulated Depreciation
			(in millions)
AEP
Conesville Generating Station, Unit 4 (a)(i)(j)	Coal	83.5%	$16.4	$0.2	$2.4
Dolet Hills Power Station, Unit 1 (g)	Lignite	40.2%	336.2	5.1	209.6
Flint Creek Generating Station, Unit 1 (h)	Coal	50.0%	375.1	1.6	88.9
Pirkey Generating Station, Unit 1 (h)	Lignite	85.9%	591.3	16.6	418.0
Oklaunion Power Station (f)	Coal	70.3%	106.4	—	67.8
Turk Generating Plant (h)(k)	Coal	73.3%	1,590.5	1.1	197.5
Total			$3,015.9	$24.6	$984.2

AEP Texas
Oklaunion Power Station (f)	Coal	54.7%	$352.1	$0.2	$218.6

I&M
Rockport Generating Plant (c)(d)(e)	Coal	50.0%	$1,108.7	$50.2	$514.1

PSO
Oklaunion Power Station (f)	Coal	15.6%	$106.4	$—	$67.8

SWEPCo
Dolet Hills Power Station, Unit 1 (g)	Lignite	40.2%	$336.2	$5.1	$209.6
Flint Creek Generating Station, Unit 1 (h)	Coal	50.0%	375.1	1.6	88.9
Pirkey Generating Station, Unit 1 (h)	Lignite	85.9%	591.3	16.6	418.0
Turk Generating Plant (h)(k)	Coal	73.3%	1,590.5	1.1	197.5
Total			$2,893.1	$24.4	$914.0

			Registrant’s Share as of December 31, 2017
	Fuel Type	Percent of Ownership	Utility Plant in Service	Construction Work in Progress	Accumulated Depreciation
			(in millions)
AEP
Conesville Generating Station, Unit 4 (a)(i)(j)	Coal	83.5%	$2.1	$4.2	$0.1
Dolet Hills Power Station, Unit 1 (g)	Lignite	40.2%	343.1	5.3	214.2
Flint Creek Generating Station, Unit 1 (h)	Coal	50.0%	364.8	8.9	81.6
Pirkey Generating Station, Unit 1 (h)	Lignite	85.9%	589.8	7.8	406.3
Oklaunion Power Station (f)	Coal	70.3%	456.4	1.9	254.6
Turk Generating Plant (h)(k)	Coal	73.3%	1,580.4	3.2	166.6
Transmission (l)	NA	(b)	62.7	0.3	46.1
Total			$3,399.3	$31.6	$1,169.5

AEP Texas
Oklaunion Power Station (f)	Coal	54.7%	$350.7	$1.3	$194.1

I&M
Rockport Generating Plant (c)(d)(e)	Coal	50.0%	$1,093.9	$28.2	$562.6

PSO
Oklaunion Power Station (f)	Coal	15.6%	$105.7	$0.6	$60.5

SWEPCo
Dolet Hills Power Station, Unit 1 (g)	Lignite	40.2%	$343.1	$5.3	$214.2
Flint Creek Generating Station, Unit 1 (h)	Coal	50.0%	364.8	8.9	81.6
Pirkey Generating Station, Unit 1 (h)	Lignite	85.9%	589.8	7.8	406.3
Turk Generating Plant (h)(k)	Coal	73.3%	1,580.4	3.2	166.6
Total			$2,878.1	$25.2	$868.7

(a)	Operated by AGR.

(b)	Varying percentages of ownership.

(c)	Operated by I&M.

(d)	Amounts include I&M’s 50% ownership of both Unit 1 and capital additions for Unit 2. Unit 2 is subject to an operating lease with a non-affiliated company. See the “Rockport Lease” section of Note 13.

(e)	AEGCo owns 50% of Unit 1 with I&M and 50% of capital additions for Unit 2.

(f)	Operated by PSO, which owns 15.6%. Also jointly-owned (54.7%) by AEP Texas and various non-affiliated companies. See the “Impairments” section of Note 7.

(g)	Operated by CLECO, a non-affiliated company.

(h)	Operated by SWEPCo.

(i)	Conesville Generating Station, Unit 4 was impaired as of September 30, 2016. See the “Impairments” section of Note 7.

(j)
In accordance with the Asset Purchase Agreement between AGR and Dynegy Corporation dated February 2017, AGR acquired Dynegy Corporation’s 40% ownership interest in Conesville Generating Station, Unit 4. Subsequent to this transaction, AGR’s ownership percentage in Conesville Generating Station, Unit 4 is 83.5%.

(k)
In December 2017, SWEPCo recorded a $15 million pretax impairment related to the Louisiana jurisdictional share of Turk Plant. Amount reflects the impact of the impairment. See the “Impairments” section of Note 7.

(l)
In accordance with the 2017 CCD Transmission Asset Exchange Agreement between OPCo, Dayton Power & Light Company and Duke Energy Ohio, Inc., the parties agreed to an exchange and transfer of jointly owned transmission assets in order to eliminate the joint ownership of these assets. The asset exchange closed on June 30, 2018, ending the joint ownership of these transmission assets.

NA	Not applicable.